Combined Balance Sheet - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 241	$ 557	$ 266
Restricted cash	1,228
Receivables from customers	530	380	474
Other receivables	162	124	238
Inventories	1,192	1,172	1,501
Prepaid expenses and other current assets	269	333	438
Total current assets	3,622	2,566	2,917
Properties, plants, and equipment	23,145	22,118
Less: accumulated depreciation, depletion, and amortization	13,536	12,728	12,942
Properties, plants, and equipment, net	9,609	9,390	11,326
Goodwill	155	152	160
Investments	1,362	1,472	1,777
Deferred income taxes	753	589	1,065
Fair value of derivative contracts	270	997	146
Other noncurrent assets	1,534	1,247	1,289
Total assets	17,305	16,413	18,680
Current liabilities:
Accounts payable, trade	1,252	1,379	1,740
Accrued compensation and retirement costs	433	313	372
Taxes, including income taxes	110	136	141
Other current liabilities	390	558	453
Long-term debt due within one year	21	18	29
Total current liabilities	2,206	2,404	2,735
Long-term debt, less amount due within one year	1,457	207	313
Accrued pension benefits	1,580	359	417
Accrued other postretirement benefits	1,221	78	93
Environmental remediation	201	207	125
Asset retirement obligations	549	539	572
Noncurrent income taxes	351	508	424
Other noncurrent liabilities and deferred credits	614	598	928
Total liabilities	8,179	4,900	5,607
CONTINGENCIES AND COMMITMENTS
EQUITY
Net parent investment	11,458	11,042	11,915
Accumulated other comprehensive loss	(4,478)	(1,600)	(1,316)
Total net parent investment and other comprehensive loss	6,980	9,442	10,599
Noncontrolling interest	2,146	2,071	2,474
Total equity	9,126	11,513	13,073
Total liabilities and equity	$ 17,305	$ 16,413	$ 18,680